Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 1,365,104	₩ 1,114,370	₩ 952,719
Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	574,918	366,109
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	209,126	219,811
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	571,650	510,036
Others [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 9,410	₩ 18,414